Share Based Compensation (Details) - Schedule of the option activity - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of the option activity [Abstract]
Number of share options, Outstanding Beginning	717,717	218,222
Weighted average exercise price, Outstanding Beginning	$ 3.76	$ 12.91
Remaining contractual term in years, Outstanding Beginning	11 years 2 months 19 days	11 years 6 months 3 days
Number of share options, Outstanding, Granted	752,185	713,042	218,222
Weighted average exercise price, Granted	$ 2.76	$ 3.04	$ 12.91
Remaining contractual term in years, Granted	12 years 3 months 14 days	11 years 11 months 26 days	12 years 3 months 21 days
Number of share options, Outstanding, Exercised	(190,159)	(12,328)
Weighted average exercise price, Exercised	$ 3.65	$ 4.92
Aggregate Intrinsic value, Exercised
Number of share options, Outstanding, Forfeited	(6,037)	(52,427)
Weighted average exercise price, Forfeited	$ 2.91	$ 5.8
Number of share options, Outstanding, Cancelled		(148,792)
Weighted average exercise price, Cancelled		$ 12.91
Number of share options, Outstanding, Outstanding, Ending	1,273,706	717,717	218,222
Weighted average exercise price, Outstanding, Ending	$ 3.19	$ 3.76	$ 12.91
Remaining contractual term in years, Outstanding, Ending	11 years 3 days	11 years 2 months 19 days	11 years 6 months 3 days
Aggregate Intrinsic value, Ending			$ 641,573
Number of share options, Outstanding,Exercisable	314,560	84,671
Weighted average exercise price, Exercisable	$ 4.26	$ 6.12
Remaining contractual term in years, Exercisable	9 years 7 months 17 days	9 years 11 months 12 days
Aggregate Intrinsic value, Exercisable